As filed with the Securities and Exchange Commission on February 14, 2014

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

                Post-Effective Amendment No. 129                 [X]

and/or

REGISTRATION STATEMENT

Under the Investment Company Act Of 1940

            Amendment No. 132                         [X]

HIGHLAND FUNDS II

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-972-628-4100

(Name and Address of Agent for Service)	Copy to:

Mr. Ethan Powell c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Mr. Brian Mitts c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201

It is proposed that this filing will become effective: (check appropriate box)

  X   immediately upon filing pursuant to paragraph (b); or

       on              pursuant to paragraph (b); or

       60 days after filing pursuant to paragraph (a)(1); or

       on                    pursuant to paragraph (a)(1); or

       75 days after filing pursuant to paragraph (a)(2); or

       on              pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post Effective Amendment No. 129 under the Securities Act and Amendment No. 132 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 14th day of February, 2014.

By:	/s/ Ethan Powell
Ethan Powell Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Timothy K. Hui* Timothy K. Hui	Trustee	February 14, 2014

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	February 14, 2014

/s/ Terrence O. Jones** Terrence O. Jones	Trustee	February 14, 2014

/s/ Dr. Bob Froehlich** Dr. Bob Froehlich	Trustee	February 14, 2014

/s/ John Honis** John Honis	Trustee	February 14, 2014

/s/ Ethan Powell Ethan Powell	Trustee, Executive Vice President and Secretary (Principal Executive Officer)	February 14, 2014

/s/ Brian Mitts* Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	February 14, 2014

*By:	/s/ Ethan Powell
Ethan Powell
Attorney-in-Fact February 14, 2014

*Pursuant to power of attorney filed with the SEC on July 13, 2011 as part of the Post-Effective Amendment No. 62 to the Registration Statement under the Securities Act and Amendment No. 64 to the Registration Statement under the 1940 Act.

**Pursuant to power of attorney filed with the SEC on January 28, 2014 as part of the Post-Effective Amendment No. 127 to the Registration Statement under the Securities Act and Amendment No. 130 to the Registration Statement under the 1940 Act.

Exhibit Index
Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase